JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022 and 811-21295
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the J.P. Morgan Municipal Bond Funds and the prospectuses for the Income Fund listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 645 (Amendment No. 646 under the Investment Company Act of 1940, as amended) filed electronically on June 24, 2021.
Please contact Jessica Ditullio at (614) 213-4042 if you have any questions.
Very truly yours,
/s/ Jessica Ditullio
Jessica Ditullio
Assistant Secretary

APPENDIX A
J.P. Morgan Municipal Bond Funds
JPMorgan California Tax Free Bond Fund
JPMorgan High Yield Municipal Fund
JPMorgan Intermediate Tax Free Bond Fund
JPMorgan New York Tax Free Bond Fund
J.P. Morgan Income Funds
JPMorgan Managed Income Fund